Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Legal Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]
Beginning balance at Mar. 31, 2011	¥ 198,407	¥ 47,399	¥ 75,490	¥ 284	¥ 90,250	¥ (2,547)	¥ (16,962)	¥ 193,914	¥ 4,493
Cash dividends attributable to KONAMI CORPORATION stockholders	(5,697)				(5,697)			(5,697)
Purchase of treasury stock	(29)						(29)	(29)
Reissuance of treasury stock	5,745		0				5,745	5,745
Equity transaction with noncontrolling interests and others	(5,671)		(1,315)					(1,315)	(4,356)
Comprehensive income:
Net income	23,137				23,012			23,012	125
Other comprehensive income (loss)	(172)					(172)		(172)
Comprehensive income	22,965							22,840	125
Ending balance at Mar. 31, 2012	215,720	47,399	74,175	284	107,565	(2,719)	(11,246)	215,458	262
Cash dividends attributable to KONAMI CORPORATION stockholders	(6,931)				(6,931)			(6,931)
Purchase of treasury stock	(6)						(6)	(6)
Reissuance of treasury stock	2		0				2	2
Comprehensive income:
Net income	13,486				13,174			13,174	312
Other comprehensive income (loss)	3,728					3,728		3,728
Comprehensive income	17,214							16,902	312
Ending balance at Mar. 31, 2013	225,999	47,399	74,175	284	113,808	1,009	11,250	225,425	574
Cash dividends attributable to KONAMI CORPORATION stockholders	(5,822)				(5,822)			(5,822)
Purchase of treasury stock	(15)						(15)	(15)
Reissuance of treasury stock	1		0				1	1
Comprehensive income:
Net income	3,919				3,834			3,834	85
Other comprehensive income (loss)	1,710					1,710		1,710
Comprehensive income	5,629							5,544	85
Ending balance at Mar. 31, 2014	¥ 225,792	¥ 47,399	¥ 74,175	¥ 284	¥ 111,820	¥ 2,719	¥ (11,264)	¥ 255,133	¥ 659